UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31, 2002

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding
entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	February 14, 2003

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total:	$210,468,470

List of other Included Managers: 		None



GMT Capital
13F Information Table
December 31, 2002

													Investment	Other		Voting Authority:
Name of Issurer			Class		Cusip		Value		Quantity	Discretion  Managers    Sole/Shared/None

American Greetings            Equities	026375105     1715011     108545	Sole		None		Sole
Ameritrade Holding Corp		Equities	03072H109	   150273	   26550	Sole		None		Sole
Bruker Daltonics              Equities    116795105      180641      37169	Sole		None		Sole
Canadian Natural Resources    Equities    136385101    26911075     904270	Sole		None		Sole
Cardiogenesis                 Equities	14159W109       25561      67266	Sole		None		Sole
Carrington Laboratories Inc	Equities	144525102	    13013	   14300	Sole		None		Sole
Caremark Rx, Inc.             Equities    141705103     8735188     537550	Sole		None		Sole
Celanese AG (GR)              Equities	D1497A101    14206103     652854	Sole		None		Sole
Ciber Inc                     Equities	17163B102      360500      70000	Sole		None		Sole
Compex Technologies           Equities    758944102     2106195     573895	Sole		None		Sole
Concurrent Computer Corp	Equities	206710204	   542880	  188500	Sole		None		Sole
Del Monte Foods               Equities	24522P103     3945603     512416	Sole		None		Sole
Devon Energy Corp             Equities	25179M103     1262250      27500	Sole		None		Sole
Dole Food Company             Equities    256605106    17741439     544550	Sole		None		Sole
El Paso Corp                  Equities	28336L109     6345084     911650	Sole		None		Sole
Electronic Arts			Equities	285512109	   580368	   11661	Sole		None		Sole
Gap, Inc.				Equities	364760108	   167616	   10800	Sole		None		Sole
Healthsouth Corp.             Equities    421924101    15447180    3677900	Sole		None		Sole
Houston Exploration Co.       Equities    442120101     3483810     113850	Sole		None		Sole
Interstate Bakeries Corp      Equities	46072H108     3773918     247470	Sole		None		Sole
Ivax Corp                     Equities    465823102     8853930     729920	Sole		None		Sole
KLA Tencor Corp               Equities    482480100      404739      11443	Sole		None		Sole
Kmart                         Equities    482584109       54910     274550	Sole		None		Sole
Liberty Media                 Equities    530718105    22979206    2570381	Sole		None		Sole
Matria Healthcare             Equities    576817209     2608217     300140	Sole		None		Sole
Molecular Devices			Equities	60851C107	   274226	   16650	Sole		None		Sole
Ocular Sciences               Equities    675744106     7179319     462585	Sole		None		Sole
Oil Service Holders		Equities	678002106	  3801855	   66350	Sole		None		Sole
Party City Corp			Equities	702145103	   794400	   66200	Sole		None		Sole
Payless Shoesource            Equities    704379106     1982367      38515	Sole		None		Sole
Presstek Inc			Equities	741113104	   147059	   31900	Sole		None		Sole
QLT Inc				Equities	746927102	   499473	   58500	Sole		None		Sole
Qwest Communications          Equities    749121109    18520220    3704044	Sole		None		Sole
Rational Software			Equities	75409P202	   135070	   13000	Sole		None		Sole
Republic Services, Inc.       Equities    760759100    15905567     758130	Sole		None		Sole
Rite Aid				Equities	767754104	   336630	  137400	Sole		None		Sole
Riverstone Networks		Equities	769320102	   127825	   60295	Sole		None		Sole
Seachange International		Equities	811699107	   246308	   40050	Sole		None		Sole
Serologicals Corp             Equities    817523103     1529770	  139070	Sole		None		Sole
Skechers                      Equities    830566105     1367230     161040	Sole		None		Sole
Speedway Motorsports Inc      Equities    847788106     3594248     139420	Sole		None		Sole
Tyson Foods, Inc.             Equities    902494103     7745772     690354	Sole		None		Sole
Valence                       Equities    918914102       25376      19520	Sole		None		Sole
Vision Sciences Inc		Equities	927912105	    73055	   76900	Sole		None		Sole
Vital Signs                   Equities    928469105     3587990     120080	Sole		None		Sole
                              				210468470